UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

Parr Family of Funds
(Exact name of registrant as specified in charter)

5100 Poplar Avenue, Suite 3117 Memphis, TN 38137
(Address of principal executive offices) (Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road Building A, 2nd Floor
Willow Grove, PA 19090-1904
(Name and address of agent for service)

Registrant's telephone number, including area code: 901.680.5266

Date of fiscal year end: 04/30/09

Date of reporting period: 07/31/2008

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

PARR FAMILY OF FUNDS
THE USX CHINA FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

COMMON STOCK - (96.66%)	Shares	Value

AUTO PARTS & EQUIPMENT (1.56%)
SORL Auto Parts, Inc. *	50,200	$256,522
Wonder Auto Technology, Inc. *	21,500	181,890
		438,412

BIOTECHNOLOGY (11.07%)
China-Biotics, Inc. *	260,000	3,120,000

BUILDING MATERIALS (0.21%)
China GengSheng Minerals, Inc. *	28,360	59,556

CHEMICALS (2.48%)
Gulf Resources, Inc. *	349,000	212,890
ShengdaTech, Inc. *	50,000	487,000
		699,890

COMPUTERS & COMPUTER SERVICES (1.11%)
PacificNet, Inc. *	445,200	311,640

COMMERCIAL SERVICES (4.00%)
China Direct, Inc. *	53,600	405,752
ChinaCast Education Corp. *	170,000	720,800
		1,126,552

ELECTRICAL COMPONENTS & EQUIPMENT (17.06%)
China 3C Group *	371,000	671,510
China Ritar Power Corp. *	275,100	1,237,950
Fushi Copperweld, Inc. *	185,200	2,898,380
		4,807,840

ELECTRONICS (2.01%)
China Security & Surveillance Technology, Inc. *	40,200	566,820

ENERGY - ALTERNATE SOURCES (2.80%)
China Solar & Clean Energy Solutions, Inc. *	87,900	128,334
China Solar & Clean Energy Solutions, Inc. * F	200,000	292,000
Gushan Environmental Energy, Ltd. - ADR	30,600	368,424
		788,758

FOOD & BEVERAGE (4.77%)
New Dragon Asia Corp. *	404,000	270,680
Zhongpin, Inc. *	92,200	1,074,130
		1,344,810
HOME BUILDERS (4.82%)
China Housing & Land Development, Inc. *	239,600	987,152
Xinyuan Real Estate Co., Ltd. - ADR *	66,000	370,260
		1,357,412

INTERNET CONTENT ENTERTAINMENT (0.46%)
Shanda Interactive Entertainment, Ltd. - ADR *	5,000	129,150

IRON & STEEL (2.39%)
General Steel Holdings, Inc. *	31,500	465,570
Sutor Technology Group, Ltd. *	29,000	206,480
		672,050
MACHINERY DIVERSIFIED (10.46%)
Wuhan General Group China, Inc. *	433,400	2,947,120

MINING (0.90%)
Puda Coal, Inc. *	402,900	181,305
Smartheat, Inc. * F	20,000	72,000
		253,305

PARR FAMILY OF FUNDS
THE USX CHINA FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

COMMON STOCK - (96.66%) (continued)		Shares	Value

MISCELLANEOUS MANUFACTURING (1.08%)
China Fire & Security Group, Inc. *		30,400	$303,696

OIL & GAS (2.21%)
WSP Holdings, Ltd. - ADR *		82,600	623,630

PHARMACEUTICALS (14.68%)
Benda Pharmaceutical, Inc. *		1,219,518	317,075
China Pharma Holdings, Inc. *		655,200	1,428,336
China Sky One Medical, Inc. *		11,500	136,620
Shengtai Pharmaceutical, Inc. *		754,300	2,255,357
			4,137,388

RETAIL (2.87%)
Fuqi International, Inc. *		92,300	808,548

RUBBER & PLASTIC PRODUCTS (0.85%)
Fuwei Films Holdings Co., Ltd. *		118,940	240,259

SOFTWARE (5.37%)
China Information Security Technology, Inc. *		123,200	627,088
Noah Education Holdings, Ltd. - ADR *		99,500	549,240
The9, Ltd. - ADR *		15,000	335,400
			1,511,728
TRAVEL SERVICES (1.89%)
Universal Travel Group *		333,000	532,800

WEB PORTALS / ISP (1.61%)
Netease.com - ADR *		20,000	454,000

TOTAL COMMON STOCK (Cost $29,022,119)			27,235,364

	Expiration Date -
WARRANTS - (2.90%)	Exercise Price
Benda Pharmaceutical, Inc. *	11/15/11 - $ 0.555	757,218	-
China Pharma Holdings, Inc. *	02/01/10 - $ 2.38	400,000	-
China Ritar Power Corp. *	02/21/10 - $ 2.78	9,345	16,073
Shengtai Pharmaceutical, Inc. *	05/15/12 - $ 2.60	100,000	39,000
Smartheat, Inc. * F	08/22/11 - $6.00	20,000	-
Wuhan General Group China, Inc. *	02/08/12 - $ 2.563	180,000	762,660
TOTAL WARRANTS (Cost $103,267)			817,733

SHORT TERM INVESTMENTS (0.14%)
Fifth Third Institutional Money Market Fund, 2.44% ** (Cost $38,637)		38,637	38,637

TOTAL INVESTMENTS (Cost $29,164,023) - 99.70%			$28,091,734
OTHER ASSETS EXCESS OF LIABILITIES NET - 0.30%			83,666
NET ASSETS - 100%			$28,175,400

* Non-income producing security.
** Rate shown represents the rate at July 31, 2008, is subject to change and resets daily.
ADR American Depositary Receipt

F These securities were valued at fair value as determined by the Adviser using procedures approved by the Board of Trustees. The total fair value of such securities at July 31, 2008 is $364,000 which represents 1.29% of total net assets. Sales of shares of these securities are restricted until certain regulatory filings are approved.

200,000 shares of China Solar & Clean Energy Solutions, Inc. were acquired on 02/29/08 at a price of $2.40 per share. The current fair value of such security is $1.46 which is 100% of the market value of unrestricted securities of the same issuer.

20,000 shares and 20,000 warrants of Smartheat, Inc. were acquired on 06/27/08 at a price of $3.50 per share and $0.00 per warrant. The current fair values of such securities are $3.60 per share and $0.00 per warrant which are 78.60% and 100.00% of the market values of unrestricted securities of the same issuer.

PARR FAMILY OF FUNDS
THE USX CHINA FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

Investment Valuation—Common stocks and other equity securities listed on a securities exchange or quoted on a national market system are valued at 4:00 p.m., New York time, on the day of valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Equity securities that are traded on the NASDAQ National Market System, for which quotes are readily available, are valued at the official closing price. Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid quotation. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates fair market value. The Fund normally uses pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation; or (iv) the security or warrant is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale. Consistent with the foregoing, the Fund has adopted guidelines and instructions for the valuation of restricted securities held by the Fund focusing on such important factors, among others, as valuation, liquidity and availability of relevant information. These guidelines are implemented by the Fund’s Fair Value Committee, which reviews relevant market conditions for any restricted security held by the Fund on a daily basis to determine the appropriate value for such restricted security. Because a fair value determination is based on an assessment of the value of the security pursuant to the policies approved by the Fund's Board of Trustees rather than a market price, the fair value price may differ substantially from the price at which the security may ultimately be traded or sold. As of July 31, 2008, three (3) securities were valued as determined by the Board of Trustees.

Restricted Securities— The Fund may invest in restricted securities and warrants (“Restricted Securities”) through purchases of privately-offered securities of publicly traded companies located or doing business primarily in China. The investments in 200,000 shares of China Solar & Clean Energy Solutions, Inc., 20,000 shares and 20,000 warrants of Smartheat,Inc. were initiated by Parr Financial Group, LLC (the “Adviser”) as private placement offerings. Other clients of the Adviser also participated in the private placement. The securities that are part of the private placement offerings are restricted from sale until such time as their registrations become effective and the restrictions are lifted.

The Adviser, subject to the oversight and approval of the Fair Value Committee, determines the fair value price of Restricted Securities on a daily basis using, among other things, factors and criteria established by the Trustees. These factors and criteria include, without limitation, the nature and duration of the restrictions on the disposition of the Restricted Security; market trading in the applicable company’s publicly traded stock (the “Reference Stock”); government and economic matters affecting China; and information regarding the applicable company and its business. Using the Fair Value Pricing Instructions, the Adviser seeks to determine the price that is representative of the amount that the Fund might reasonably expect to receive for the Restricted Securities upon their current sale. Since the fair value of these Restricted Securities is determined pursuant to policies approved by the Trustees rather than by use of market prices, shareholders may receive more or less proceeds or shares from redemptions or purchases than they would if market prices were available for the Restricted Securities. The total fair value of these securities as of July 31, 2008 is $364,000, which represents 1.29% of the Fund’s total net assets.

In September 2006, FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157 "Fair Value Measurements". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The Fund adopted SFAS No. 157 on May 1, 2008. The Fund does not believe adoption of SFAS No. 157 has made a material impact on the Fund’s financial statements. In accordance with SFAS 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs," to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-level hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3.

SFAS No. 157 – Summary of Fair Value Exposure at July 31, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2008 in valuing the Fund’s investments carried at fair value:

		Level 1 - Quoted prices in active	Level 2 - Significant	Level 3 - Significant
Investments in:	Value	markets for identical assets	other observable inputs	unobservable inputs
Securities	$27,274,001	$26,910,001	$364,000	-
Other Instruments	817,733	817,733	-	-
Total	$28,091,734	$27,727,734	$364,000	-

PARR FAMILY OF FUNDS
THE USX CHINA FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

The following information for The USX China Fund is presented on an income tax basis as of July 31, 2008:

Cost of investments for tax purposes	$29,384,705
Unrealized Appreciation / (Depreciation):
Gross Appreciation	5,764,239
Gross Depreciation	(7,057,210)
Net Unrealized Deppreciation	$(1,292,971)

Item 2. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parr Family of Funds

By: /s/ Stephen L. Parr
---------------------------------------------
Name: Stephen L. Parr
Title: President
Date: September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Stephen L. Parr
---------------------------------------------
Name: Stephen L. Parr
Title: President
Date: September 29, 2008

By: /s/ Dorothy Westmoreland
---------------------------------------------
Name: Dorothy Westmoreland
Title: Treasurer
Date: September 29, 2008